Interests in unconsolidated structured entities - Summary of exposure to risk relating to its interests in unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 58,968,228	₩ 55,780,149
Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	52,600,920	50,395,946
ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	4,283,857	3,595,823
Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,782,165	1,285,259
Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	37,450	120,050
Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	263,836	383,071
Asset-backed securitization
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	17,390,188	17,168,885
Asset-backed securitization | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	15,300,459	15,604,968
Asset-backed securitization | ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,802,241	1,125,400
Asset-backed securitization | Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	256,038	327,367
Asset-backed securitization | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	31,450	111,150
Asset-backed securitization | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	0	0
Structured financing
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	22,724,465	21,299,577
Structured financing | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	20,718,392	19,767,186
Structured financing | ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	277,917	224,184
Structured financing | Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,458,320	916,236
Structured financing | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	6,000	8,900
Structured financing | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	263,836	383,071
Investment fund
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	18,853,575	17,311,687
Investment fund | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	16,582,069	15,023,792
Investment fund | ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	2,203,699	2,246,239
Investment fund | Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	67,807	41,656
Investment fund | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	0	0
Investment fund | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 0	₩ 0